Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Diluted	$ (0.31)	$ (0.07)	$ 0.05
Diluted		(0.01)	(0.34)
Diluted	$ (0.31)	$ (0.08)	$ (0.29)
Diluted (in Shares)	85,441,057	81,600,000	81,600,000